Reorganization (Details) (USD $)	Aug. 10, 2007
Current assets to be transferred to the post-confirmation entity	$ 1,000
Fair market value of property and equipment	0
Deposits with vendors and other assets transferred to the post-confirmation entity	0
Reorganization structure value.	$ 1,000